COLDSTREAM FINANCING - Additional Information (Detail) - Class of Stock [Domain] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 19, 2013	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Coldstream Financing [Line Items]
Proceeds from issuance of private placement	$ 2,000,000	$ 451,000	$ 2,850,000
Unit issued price per share.	$ 0.50
Class of warrant or right, exercise price of warrants or rights	$ 0.75
Proceeds from investors in contemplation of merger	$ 2,000,000
Common Stock, Shares Issued		92,702,854	72,076,487	60,145,237
Coldstream Financing
Coldstream Financing [Line Items]
Warrants issued to purchase of common stock	4,000,000
Common Stock, Shares Issued	4,000,000